Statement of Financial Position - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	$ 195,374	$ 188,478
Interest in joint ventures	14	17
Right-of-use asset	425	344
Other receivables	7	143
Financial assets at amortized cost		361
Total non-current assets	195,820	189,343
Current assets
Inventories	3,441	2,823
Other receivables	2,133	941
Trade receivables	17,563	21,352
Financial assets at amortized cost	243	117
Financial assets at fair value through profit or loss	15,451	3,352
Cash and cash equivalents	3,172	6,582
Total current assets	42,003	35,167
TOTAL ASSETS	237,823	224,510
Share capital and reserve attributable to the owners of the Company
Share capital	875	875
Adjustment to share capital	55,382	55,373
Treasury stock	31	31
Adjustment to treasury stock	1,187	1,196
Additional paid-in capital	766	760
Cost treasury stock	(4,607)	(4,607)
Legal reserve	3,894	3,894
Voluntary reserve	37,709	64,413
Other comprehensive loss	(199)	(329)
Accumulated losses	(21,344)	(26,704)
TOTAL EQUITY	73,694	94,902
Non-current liabilities
Trade payables	660	786
Other payables	9,452	9,483
Borrowings		12,465
Deferred revenue	1,687	2,220
Salaries and social security payable	398	458
Benefit plans	997	1,130
Deferred tax liability	49,438	35,774
Provisions	3,981	3,668
Total non-current liabilities	66,613	65,984
Current liabilities
Trade payables	76,177	49,820
Other payables	3,977	4,526
Borrowings	10,262	216
Deferred revenue	44	55
Salaries and social security payable	4,515	5,635
Benefit plans	131	127
Income tax payable	1,254
Tax liabilities	619	2,705
Provisions	537	540
Total current liabilities	97,516	63,624
TOTAL LIABILITIES	164,129	129,608
TOTAL LIABILITIES AND EQUITY	$ 237,823	$ 224,510